Share-based payments - Movements of Restricted Share Units (Details) - Restricted Share Units Scheme - EquityInstruments	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement
At the beginning of the year	36,232,094	16,552,829	1,751,702
Granted	230,000	28,745,900	17,033,120
Vested		(3,538,551)	(524,358)
Forfeited	(5,935,971)	(5,528,084)	(1,707,635)
At the end of the year	30,526,123	36,232,094	16,552,829